Cash Distributions and Earnings per Unit (Tables)	6 Months Ended
Jun. 30, 2024
Cash Distributions And Earnings Per Unit
Cash Distributions and Earnings per Unit - Schedule of Incentive Distributions Made To General Partners Or Unitholders By Distribution

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Common Unitholders	Incentive Distribution Right Holder	General Partner
Minimum Quarterly Distribution	up to $5.25	98%	—	2%
First Target Distribution	up to $6.0375	98%	—	2%
Second Target Distribution	above $6.0375 up to $6.5625	85%	13%	2%
Third Target Distribution	above $6.5625 up to $7.875	75%	23%	2%
Thereafter	above $7.875	50%	48%	2%

Cash Distributions and Earnings per Unit - Schedule of Earnings per Unit, Basic and Diluted

	Three Month Period Ended June 30, 2024	Three Month Period Ended June 30, 2023	Six Month Period Ended June 30, 2024	Six Month Period Ended June 30, 2023
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Net income	$101,469	$112,308	$174,830	$211,473
Income attributable to:
Common unitholders	$99,439	$110,062	$171,333	$207,245
Weighted average units outstanding basic
Common unitholders	30,162,905	30,183,387	30,173,646	30,183,387
Earnings per unit basic:
Common unitholders	$3.30	$3.65	$5.68	$6.87
Weighted average units outstanding diluted
Common unitholders	30,162,905	30,184,388	30,173,646	30,184,388
Earnings per unit diluted:
Common unitholders	$3.30	$3.65	$5.68	$6.87
Earnings per unit distributed basic:
Common unitholders	$0.05	$0.05	$0.10	$0.10
Earnings per unit distributed diluted:
Common unitholders	$0.05	$0.05	$0.10	$0.10